Supplemental Financial Information (Condensed Consolidating Balance Sheet) (Details) - USD ($) $ in Thousands		Nov. 30, 2014		Nov. 30, 2013		Nov. 30, 2012
Condensed Financial Statements, Captions [Line Items]
Total assets	[1]	$ 12,958,267		$ 11,273,247
Total liabilities	[2]	7,706,965		6,645,777
Stockholders' equity	[2]	4,827,020		4,168,901
Noncontrolling interests	[2]	424,282		458,569
Total equity		5,251,302	[2]	4,627,470	[2]	$ 4,001,208
Total liabilities and equity	[2]	12,958,267		11,273,247
Lennar Corporation [Member]
Condensed Financial Statements, Captions [Line Items]
Total assets		9,596,286		8,176,289
Total liabilities		4,769,266		4,007,388
Stockholders' equity		4,827,020		4,168,901
Noncontrolling interests		0		0
Total equity		4,827,020		4,168,901
Total liabilities and equity		9,596,286		8,176,289
Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Total assets		9,222,692		8,329,721
Total liabilities		5,460,929		4,502,758
Stockholders' equity		3,761,763		3,826,963
Noncontrolling interests		0		0
Total equity		3,761,763		3,826,963
Total liabilities and equity		9,222,692		8,329,721
Non-Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Total assets		3,215,622		2,584,706
Total liabilities		2,179,984		1,321,307
Stockholders' equity		611,356		804,830
Noncontrolling interests		424,282		458,569
Total equity		1,035,638		1,263,399
Total liabilities and equity		3,215,622		2,584,706
Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Total assets		(9,076,333)		(7,817,469)
Total liabilities		(4,703,214)		(3,185,676)
Stockholders' equity		(4,373,119)		(4,631,793)
Noncontrolling interests		0		0
Total equity		(4,373,119)		(4,631,793)
Total liabilities and equity		(9,076,333)		(7,817,469)
Lennar Homebuilding [Member]
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents, restricted cash and receivables, net		989,022		783,509
Inventories	[1]	7,736,600		6,601,048
Investments in unconsolidated entities	[1]	656,837		716,949
Other assets	[1]	672,589		748,629
Investments in subsidiaries		0		0
Total assets	[1]	10,055,048		8,850,135
Accounts payable and other accrued liabilities		1,275,794		984,296
Liabilities related to consolidated inventory not owned	[2]	45,028		384,876
Senior notes and other debts payable	[2]	4,690,213		4,194,432
Intercompany liabilities		0		0
Total liabilities	[2]	6,011,035		5,563,604
Lennar Homebuilding [Member] | Lennar Corporation [Member]
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents, restricted cash and receivables, net		653,491		562,134
Inventories		0		0
Investments in unconsolidated entities		0		0
Other assets		159,564		116,657
Investments in subsidiaries		4,073,687		4,305,887
Intercompany assets		4,709,544		3,191,611
Total assets		9,596,286		8,176,289
Accounts payable and other accrued liabilities		447,104		302,558
Liabilities related to consolidated inventory not owned		0		0
Senior notes and other debts payable		4,322,162		3,704,830
Intercompany liabilities		0		0
Total liabilities		4,769,266		4,007,388
Lennar Homebuilding [Member] | Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents, restricted cash and receivables, net		321,765		192,544
Inventories		7,517,261		6,498,094
Investments in unconsolidated entities		622,663		702,291
Other assets		385,143		534,726
Investments in subsidiaries		299,432		325,906
Total assets		9,146,264		8,253,561
Accounts payable and other accrued liabilities		748,991		622,790
Liabilities related to consolidated inventory not owned		45,028		384,876
Senior notes and other debts payable		287,700		400,044
Intercompany liabilities		4,350,505		3,065,003
Total liabilities		5,432,224		4,472,713
Lennar Homebuilding [Member] | Non-Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents, restricted cash and receivables, net		13,766		28,831
Inventories		219,339		102,954
Investments in unconsolidated entities		34,174		14,658
Other assets		120,591		88,010
Investments in subsidiaries		0		0
Total assets		387,870		234,453
Accounts payable and other accrued liabilities		79,699		58,948
Liabilities related to consolidated inventory not owned		0		0
Senior notes and other debts payable		80,351		89,558
Intercompany liabilities		359,039		126,608
Total liabilities		519,089		275,114
Lennar Homebuilding [Member] | Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents, restricted cash and receivables, net		0		0
Inventories		0		0
Investments in unconsolidated entities		0		0
Other assets		7,291		9,236
Investments in subsidiaries		(4,373,119)		(4,631,793)
Intercompany assets		(4,709,544)		(3,191,611)
Total assets		(9,075,372)		(7,814,168)
Accounts payable and other accrued liabilities		0		0
Liabilities related to consolidated inventory not owned		0		0
Senior notes and other debts payable		0		0
Intercompany liabilities		(4,709,544)		(3,191,611)
Total liabilities		(4,709,544)		(3,191,611)
Rialto Investments [Member]
Condensed Financial Statements, Captions [Line Items]
Investments in unconsolidated entities	[1]	175,700		154,573
Other assets	[1]	87,784		59,358
Real estate owned - held-and-used, net	[1]	255,795		428,989
Rialto investments all other assets		1,202,357		1,050,324
Total assets	[1]	1,458,152		1,479,313
Senior notes and other debts payable	[3]	623,246		441,883
Total liabilities	[2]	747,044		497,008
Rialto Investments [Member] | Lennar Corporation [Member]
Condensed Financial Statements, Captions [Line Items]
Real estate owned - held-and-used, net		0		0
Rialto investments all other assets		0		0
Total liabilities		0		0
Rialto Investments [Member] | Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Real estate owned - held-and-used, net		0		0
Rialto investments all other assets		0		0
Total liabilities		0		0
Rialto Investments [Member] | Non-Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Real estate owned - held-and-used, net		255,795		428,989
Rialto investments all other assets		1,202,357		1,050,324
Total liabilities		747,044		497,008
Rialto Investments [Member] | Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Real estate owned - held-and-used, net		0		0
Rialto investments all other assets		0		0
Total liabilities		0		0
Lennar Financial Services [Member]
Condensed Financial Statements, Captions [Line Items]
Other assets	[4]	78,394		49,161
Total assets	[1]	1,177,053		796,710
Total liabilities	[2]	896,643		543,639
Lennar Financial Services [Member] | Lennar Corporation [Member]
Condensed Financial Statements, Captions [Line Items]
Total assets		0		0
Total liabilities		0		0
Lennar Financial Services [Member] | Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Total assets		76,428		76,160
Total liabilities		28,705		30,045
Lennar Financial Services [Member] | Non-Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Total assets		1,100,625		720,550
Total liabilities		861,608		507,659
Lennar Financial Services [Member] | Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Total assets		0		0
Total liabilities		6,330		5,935
Lennar Multifamily [Member]
Condensed Financial Statements, Captions [Line Items]
Investments in unconsolidated entities		105,674		46,301
Other assets		18,240		1,509
Total assets	[1]	268,014		147,089
Liabilities related to consolidated inventory not owned		4,008		10,150
Senior notes and other debts payable		0		13,858
Total liabilities	[2]	52,243		41,526
Lennar Multifamily [Member] | Lennar Corporation [Member]
Condensed Financial Statements, Captions [Line Items]
Total assets		0		0
Total liabilities		0		0
Lennar Multifamily [Member] | Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Total assets		0		0
Total liabilities		0		0
Lennar Multifamily [Member] | Non-Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Total assets		268,975		150,390
Total liabilities		52,243		41,526
Lennar Multifamily [Member] | Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Total assets		(961)		(3,301)
Total liabilities		$ 0		$ 0

[1]	Under certain provisions of Accounting Standards Codification (“ASC”) Topic 810, Consolidations, (“ASC 810”) the Company is required to separately disclose on its consolidated balance sheets the assets of consolidated variable interest entities (“VIEs”) that are owned by the consolidated VIEs and liabilities of consolidated VIEs as to which there is no recourse against the Company.As of November 30, 2014, total assets include $929.1 million related to consolidated VIEs of which $11.7 million is included in Lennar Homebuilding cash and cash equivalents, $0.3 million in restricted cash, $0.2 million in Lennar Homebuilding receivables, net, $0.2 million in Lennar Homebuilding finished homes and construction in progress, $208.2 million in Lennar Homebuilding land and land under development, $52.5 million in Lennar Homebuilding consolidated inventory not owned, $23.9 million in Lennar Homebuilding investments in unconsolidated entities, $104.6 million in Lennar Homebuilding other assets, $75.8 million in Rialto cash and cash equivalents, $128.9 million in Rialto loans receivable, net, $128.2 million in Rialto real estate owned held-for-sale, $172.7 million in Rialto real estate owned held-and-used, net, $0.7 million in Rialto investments in unconsolidated entities, $2.1 million in Rialto other assets and $19.2 million in Lennar Multifamily assets.As of November 30, 2013, total assets include $1,195.3 million related to consolidated VIEs of which $8.3 million is included in Lennar Homebuilding cash and cash equivalents, $17.7 million in restricted cash, $2.4 million in Lennar Homebuilding receivables, net, $94.8 million in Lennar Homebuilding land and land under development, $243.6 million in Lennar Homebuilding consolidated inventory not owned, $14.7 million in Lennar Homebuilding investments in unconsolidated entities, $86.8 million in Lennar Homebuilding other assets, $44.8 million in Rialto cash and cash equivalents, $244.0 million in Rialto loans receivable, net, $122.0 million in Rialto real estate owned held-for-sale, $313.8 million in Rialto real estate owned held-and-used, net, $0.7 million in Rialto investments in unconsolidated entities and $1.8 million in Rialto other assets.
[2]	As of November 30, 2014, total liabilities include $149.8 million related to consolidated VIEs as to which there was no recourse against the Company, of which $6.8 million is included in Lennar Homebuilding accounts payable, $45.0 million in Lennar Homebuilding liabilities related to consolidated inventory not owned, $61.6 million in Lennar Homebuilding senior notes and other debts payable, $14.8 million in Lennar Homebuilding other liabilities and $21.5 million in Rialto liabilities.As of November 30, 2013, total liabilities include $294.8 million related to consolidated VIEs as to which there was no recourse against the Company, of which $3.0 million is included in Lennar Homebuilding accounts payable, $191.6 million in Lennar Homebuilding liabilities related to consolidated inventory not owned, $75.1 million in Lennar Homebuilding senior notes and other debts payable, $4.9 million in Lennar Homebuilding other liabilities and $20.2 million in Rialto liabilities.
[3]	Notes and other debts payable included $351.9 million and $250.0 million related to the 7.00% Senior Notes due 2018 ("7.00% Senior Notes") as of November 30, 2014 and 2013, respectively, $141.3 million and $76.0 million related to the RMF warehouse repurchase financing agreements as of November 30, 2014 and 2013, respectively, and $58.0 million related to notes issued through a structured note offering as of November 30, 2014.
[4]	Other assets included mortgage loan commitments carried at fair value of $12.7 million and $7.3 million as of November 30, 2014 and 2013, respectively. Other assets also included forward contracts carried at fair value of $1.4 million as of November 30, 2013. In addition, other assets included mortgage servicing rights carried at fair value of $17.4 million and $11.5 million as of November 30, 2014 and 2013, respectively, and other investment securities of $16.8 million as of November 30, 2014.